Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Breakdown for Right-Of-Use Assets
The following table provides a breakdown for right-of-use assets:

(€ thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other right-of-use assets	Total
Historical cost at January 1, 2022	715,325	572	168	5,784	721,849
Additions	135,933	32	—	1,816	137,781
Disposals	(101,692)	(80)	—	(1,789)	(103,561)
Exchange differences	9,357	—	—	(18)	9,339
Balance at December 31, 2022	758,923	524	168	5,793	765,408
Additions	139,057	66	—	2,872	141,995
Disposals	(65,322)	(545)	—	(2,091)	(67,958)
Business combinations	160,659	—	—	210	160,869
Exchange differences	(22,284)	—	—	(19)	(22,303)
Balance at December 31, 2023	971,033	45	168	6,765	978,011

Accumulated amortization at January 1, 2022	(347,403)	(449)	(81)	(3,446)	(351,379)
Amortization	(117,488)	(117)	(34)	(1,658)	(119,297)
Impairments	(2,369)	—	—	—	(2,369)
Disposals	82,858	80	—	1,694	84,632
Exchange differences	(1,494)	—	—	7	(1,487)
Balance at December 31, 2022	(385,896)	(486)	(115)	(3,403)	(389,900)
Amortization	(125,096)	(75)	(35)	(1,733)	(126,939)
Impairments	(832)	—	—	—	(832)
Disposals	58,161	546	—	1,653	60,360
Exchange differences	13,229	—	—	23	13,252
Balance at December 31, 2023	(440,434)	(15)	(150)	(3,460)	(444,059)

Carrying amount at:
January 1, 2022	367,922	123	87	2,338	370,470
December 31, 2022	373,027	38	53	2,390	375,508
December 31, 2023	530,599	30	18	3,305	533,952